Other Financial Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of financial liabilities [abstract]
Schedule of Other Financial Liabilities

Other financial liabilities are as follows:

	(In millions of yen)
	March 31, 2025	March 31, 2026
Advances received (1)	12,016	22,158
Suspense receipt (1)(2)	12,826	14,699
Accrued expenses	6,840	7,128
Trade date accrual (1)	1,336	2,440
Derivative liabilities (3)	1,186	1,368
Other	3	323
Total	34,207	48,116

(1)
These liabilities are classified as financial liabilities measured at amortized cost.
(2)
Suspense receipt primarily consists of PayPay Points Code, which can be used by PayPay Users to fund their PayPay Balance and Other Items.
(3)
These liabilities are classified as financial liabilities measured at FVTPL.